Loan Payable to Third Parties (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	May 25, 2023 USD ($)	May 25, 2023 CNY (¥)	Jan. 14, 2023 USD ($)	Jan. 14, 2023 CNY (¥)
Loan Payable to Third Parties [Line Items]
Principal amount			$ 178,099	¥ 1,300,000	$ 28,160	¥ 200,000
Maturity date for loans payable	May 30, 2024	May 30, 2024
Outstanding loan balance due to third parties | $	$ 950,000
Liangming Wang and Dongguan Fuyuan Labor Dispatch Co., Ltd. [Member]
Loan Payable to Third Parties [Line Items]
Maturity date for loans payable	Jan. 14, 2025	Jan. 14, 2025
Third Parties [Member]
Loan Payable to Third Parties [Line Items]
Outstanding loan balance due to third parties | ¥		¥ 132,620